Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 13,800	$ 13,800	$ 13,800	$ 13,727	$ 12,432	$ 16,646	$ 13,171	$ 13,530	$ 10,878	$ 11,355	$ 10,090	$ 9,758	$ 9,550
Average Annual Return, Percent	(3.99%)	(0.52%)	3.27%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.53%	0.40%	3.75%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 13,543	$ 13,543	$ 13,543	13,559	12,359	16,656	13,264	13,718	11,099	11,663	10,430	10,154	10,000
Average Annual Return, Percent	(1.12%)	(0.26%)	3.08%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(0.12%)	(0.26%)	3.08%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 149,182	$ 149,182	$ 149,182	147,955	133,619	178,361	140,721	144,118	115,500	120,172	106,392	102,543	100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.83%	0.69%	4.08%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 14,265	$ 14,265	$ 14,265	14,211	12,890	17,283	13,695	14,092	11,345	11,860	10,555	10,223	10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.38%	0.25%	3.62%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 14,970	$ 14,970	$ 14,970	14,839	13,394	17,867	14,088	14,424	11,556	12,020	10,641	10,256	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.88%	0.75%	4.12%
FTSE EPRA Index - net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Account Value	$ 12,467	$ 12,467	$ 12,467	12,351	11,262	15,033	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
FTSE EPRA Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Account Value	$ 12,467	$ 12,467	$ 12,467	12,351	11,262	15,033	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
FTSE EPRA Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Account Value	$ 124,669	$ 124,669	$ 124,669	123,512	112,618	150,335	119,226	131,074	107,517	113,936	103,240	99,208	100,000
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
FTSE EPRA Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Account Value	$ 12,467	$ 12,467	$ 12,467	12,351	11,262	15,033	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
FTSE EPRA Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Account Value	$ 12,467	$ 12,467	$ 12,467	12,351	11,262	15,033	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
S&P 500 Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
MSCI World Index - net, Class A
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
MSCI World Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 342,540	$ 342,540	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384	100,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
MSCI World Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 258,121	$ 258,121	$ 258,121	217,510	175,713	214,654	176,210	152,033	119,083	130,447	106,574	99,129	100,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
MSCI World Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%
MSCI World Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 25,812	$ 25,812	$ 25,812	$ 21,751	$ 17,571	$ 21,465	$ 17,621	$ 15,203	$ 11,908	$ 13,045	$ 10,657	$ 9,913	$ 10,000
Average Annual Return, Percent	18.67%	11.16%	9.95%